Salary and staff costs - Summary of Employee compensation (Parenthetical) (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Employee compensation [Abstract]
Wages and salaries includes directors fees	$ 0	$ 180,000	$ 180,000